UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2014

Date of reporting period:  October 31, 2013

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Institutional Class Shares – NCVLX
Investor Class Shares – NCAVX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2013

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

December 12, 2013

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (NCVLX/NCAVX).  The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Since its inception on May 31, 2011 thru October 31, 2013, the Institutional Class (“NCVLX”) is up 16.09 percent annualized versus its primary index –the Russell 3000 Value Index – up 13.85 percent and the S&P 500 Index up 14.12 percent.  Clearly we are pleased with the outperformance that has accrued to our clients since the fund was launched.  The one-year return through October 31, 2013 for NCVLX is 35.17% versus the 28.64% return of the Russell 3000 Value Index and the 27.18% return of the S&P 500.  The Fund’s gross expense ratio is 1.41%.

Performance data quoted represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

As many of our readers know, starting in the fourth quarter of 2011, your Nuance team began discussing our view that the market was becoming aggressively enamored with all things dividend yield.  This was not an opinion that we took lightly given our historical tendency to buy companies with higher than average dividend yields.  But what we observed in the latter part of 2011 that persisted into the second quarter of 2013 was a stock market that was overvaluing one single simple valuation measure – the dividend yield.  As such, stocks with historically high dividend payout ratios and thus high absolute dividend yields were bid up to valuation levels on earnings and cash flows that suggested to us that there was significant downside risk in the stocks over time and that the expected catalyst for that underperformance would be interest rates moving to more historically normal level – meaning higher.  Starting in the second quarter of 2013, interest rates have indeed been changing and moving directionally towards what we think are more normal levels.  The 10-year treasury yield has climbed from 1.6-1.7 percent to a peak of nearly 3.0 percent and stands at ~2.7 percent as I type this commentary.  This is a significant change and has caused higher yielding stocks like utilities and real estate investment trusts (REITS) to underperform materially.  Coincidentally we have been seeing higher quality companies with lower dividend payout ratios (and higher potential dividend growth) and lower absolute dividend yields do quite well and this phenomenon has helped us to outperform this year and since the inception of the fund.  But more importantly than this brief history lesson, what do we see going forward?  Our outlook, as always, is grounded on what we do each and every day – staying focused on our time-tested process of studying one company at a time and observing the valuation opportunities of each member of our approved list of leading business franchises.  In our view, utility stocks appear fully valued as a group as opposed to overvalued in late 2011, 2012, and early 2013 and we are seeing a few one-off opportunities again (we recently added Great Plains Energy (GXP) to your portfolio.  REITS continue to be overvalued in our view and we see little opportunity for investment.  Consumer staples stocks with higher than average payout ratios and thus high absolute yields have also gone from overvalued as a group back to full valuation but recent

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

difficult earnings announcements are resulting in a few isolated opportunities (we recently bought back Kellogg Co. (K) and added to our position in Sysco Corp. (SYY).

As for your Nuance team, throughout our history we continue to do what we always do.  Focus our attention on studying one company at a time insuring that each company we own maintains a sound and solid competitive position and insuring that the companies we own are undervalued based on our own internally derived view of sustainable cash flows and earnings and valuation.  As of this writing we continue to find these leading business franchises selling at a discount according to our own internal view of intrinsic or fair value.  Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be proceeded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

The Russell 3000® Value Index measures the performance of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.  The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held publicly traded large-capitalization stocks.  It is not possible to invest directly in any index.  A Cash Flow is a revenue or expense stream that changes an account over a given period.

Fund holdings and sector allocations are subject to change at any time.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The S&P 500 Index is one of the most commonly used benchmarks for the overall U.S. Stock Market.  It is a market value weighted index and each stock’s weight is proportionate to its market value.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) As of October 31, 2013

		Since
	1 Year	Inception(1)
Institutional Class	35.17%	16.09%
S&P 500 Index(2)	27.18%	14.12%
Russell 3000 Value Index(3)	28.64%	13.85%

		Since
	1 Year	Inception(5)
Investor Class (without sales load)	34.87%	30.77%
Investor Class (with sales load)(4)	27.14%	24.72%
S&P 500 Index(2)	27.18%	24.02%
Russell 3000 Value Index(3)	28.64%	27.07%

(1)	May 31, 2011.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4)	Return reflects a sales load of 5.75%.
(5)	July 31, 2012.

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Expense Example (Unaudited)
October 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments and wire transfer fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 – October 31, 2013).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/01/2013)	Value (10/31/2013)	(5/01/2013 to 10/31/2013)
Investor Class
Actual(2)	$1,000.00	$1,129.30	$7.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12
Institutional Class
Actual(2)	$1,000.00	$1,130.90	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2013 of 12.93% and 13.09% for the Investor Class and Institutional Class, respectively.

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2013

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2013
(% of net assets)

Xylem, Inc.	7.4%
Sysco Corp.	6.5%
American Science and Engineering, Inc.	5.1%
Imperial Oil Ltd.	5.0%
Goldcorp, Inc.	5.0%
Northern Trust Corp.	4.9%
Exxon Mobil Corp.	4.5%
MetLife, Inc.	4.5%
Mosaic Co.	4.4%
Hillshire Brands Co.	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2013

	Shares	Value

COMMON STOCKS – 88.1%

Consumer Staples – 12.9%
Hillshire Brands Co.	251,635	$8,261,177
Kellogg Co.	80,675	5,102,694
Sysco Corp.	410,748	13,283,590
		26,647,461

Energy – 17.0%
Cameron International Corp.*	111,370	6,109,758
Exxon Mobil Corp.	103,855	9,307,485
Imperial Oil Ltd.	235,755	10,290,706
Schlumberger Ltd.	32,745	3,068,861
Southwestern Energy Co.*	165,250	6,150,605
		34,927,415

Financials – 10.9%
Capitol Federal Financial, Inc.	242,105	3,067,471
MetLife, Inc.	194,230	9,189,021
Northern Trust Corp.	180,293	10,172,131
		22,428,623

Healthcare – 5.0%
Patterson Companies, Inc.	145,509	6,185,588
Stryker Corp.	55,485	4,098,122
		10,283,710

Industrials – 17.9%
3M Co.	16,414	2,065,702
American Science and Engineering, Inc.	158,094	10,399,424
Rockwell Collins, Inc.	44,005	3,072,869
Southwest Airlines Co.	359,510	6,190,762
Xylem, Inc.	441,920	15,246,240
		36,974,997

Information Technology – 6.0%
Cabot Microelectronics Corp.*	104,951	4,291,446
MKS Instruments, Inc.	275,361	8,161,700
		12,453,146

Materials – 12.9%
Compass Minerals International, Inc.	96,434	7,181,440
Goldcorp, Inc.	401,455	10,209,000
Mosaic Co.	198,395	9,096,411
		26,486,851

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2013

	Shares	Value

Utilities – 5.5%
Exelon Corp.	144,960	$4,137,158
Great Plains Energy, Inc.	217,915	5,107,928
National Fuel Gas Co.	28,685	2,052,412
		11,297,498
Total Common Stocks
(Cost $170,177,058)		181,499,701

SHORT-TERM INVESTMENT – 8.7%
Fidelity Institutional Money Market Portfolio, 0.04% ^
(Cost $18,020,882)	18,020,882	18,020,882

Total Investments – 96.8%
(Cost $188,197,940)		199,520,583
Other Assets and Liabilities, Net – 3.2%		6,561,722
Total Net Assets – 100.0%		$206,082,305

*	Non-income producing security.
^	Variable rate security– The rate shown is the rate in effect as of October 31, 2013.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2013

ASSETS:
Investments, at value
(cost $188,197,940)	$199,520,583
Receivable for investment securities sold	12,247,821
Receivable for capital shares sold	1,564,393
Dividends and interest receivable	104,998
Prepaid expenses	30,723
Total assets	213,468,518

LIABILITIES:
Payable for investment securities purchased	6,887,749
Payable to investment adviser	139,581
Payable for capital shares redeemed	290,794
Payable for fund administration & accounting fees	24,413
Payable for compliance fees	2,071
Payable for transfer agent fees & expenses	10,710
Payable for trustee fees	2,321
Accrued distribution & shareholder service fees	13,671
Accrued expenses	14,903
Total liabilities	7,386,213

NET ASSETS	$206,082,305

NET ASSETS CONSIST OF:
Paid-in capital	$175,856,351
Accumulated undistributed net investment income	455,520
Accumulated undistributed net realized gain on investments	18,447,791
Net unrealized appreciation on investments	11,322,643
Net Assets	$206,082,305

	Investor	Institutional
	Class	Class
Net Assets	$23,644,573	$182,437,732
Shares issued and outstanding(1)	1,724,189	13,276,317
Net asset value, redemption price and minimum offering price per share(2)	$13.71	$13.74
Maximum offering price per share ($13.71/0.9425)(3)	$14.55	N/A

(1)	Unlimited shares authorized.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.75%.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2013

INVESTMENT INCOME:
Dividend income	$1,208,531
Less: Foreign taxes withheld	(14,203)
Interest income	3,467
Total investment income	1,197,795

EXPENSES:
Investment adviser fees (see Note 4)	597,064
Fund administration & accounting fees (see Note 4)	66,889
Transfer agent fees (see Note 4)	35,416
Federal & state registration fees	26,772
Audit fees	7,829
Custody fees (see Note 4)	7,045
Compliance fees (see Note 4)	6,072
Legal fees	5,787
Trustee fees (see Note 4)	5,608
Other	4,600
Postage & printing fees	3,324
Distribution and/or shareholder service fees (see Note 5):
Investor Class	24,939
Institutional Class	30,965
Total expenses before reimbursement	822,310
Add: advisory fee recoupment (see Note 4)	6,266
Net expenses	828,576

NET INVESTMENT INCOME	369,219

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	14,381,864
Net change in unrealized appreciation on investments	4,036,422

Net realized and unrealized gain on investments	18,418,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,787,505

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
OPERATIONS:
Net investment income	$369,219	$484,664
Net realized gain on investments	14,381,864	4,828,869
Net change in unrealized appreciation on investments	4,036,422	6,005,672
Net increase in net assets resulting from operations	18,787,505	11,319,205

CAPITAL SHARE TRANSACTIONS:
Investor Class(1):
Proceeds from shares sold	22,070,384	425,851
Proceeds from reinvestment of distributions	—	377
Payments for shares redeemed	(855,699)	(2)
Increase in net assets from Investor Class transactions	21,214,685	426,226
Institutional Class:
Proceeds from shares sold	99,442,641	30,229,446
Proceeds from reinvestment of distributions	—	1,725,896
Payments for shares redeemed	(9,788,085)	(4,918,023)
Increase in net assets from Institutional Class transactions	89,654,556	27,037,319
Net increase in net assets
resulting from capital share transactions	110,869,241	27,463,545

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	—	(196)
Institutional Class	—	(936,138)
From net realized gains:
Investor Class(1)	—	(181)
Institutional Class	—	(822,043)
Total distributions to shareholders	—	(1,758,558)

TOTAL INCREASE IN NET ASSETS	129,656,746	37,024,192

NET ASSETS:
Beginning of period	76,425,559	39,401,367
End of period (including accumulated undistributed net
investment income of $455,520 and $86,301, respectively)	$206,082,305	$76,425,559

(1)	Inception date of the Investor Class was July 31, 2012.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2013		Inception through
	(Unaudited)		April 30, 2013(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$12.14		$10.15

INVESTMENT OPERATIONS:
Net investment income	0.01		0.21
Net realized and unrealized gain on investments	1.56		2.16
Total from investment operations	1.57		2.37

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.20)
Dividends from net capital gains	—		(0.18)
Total distributions	—		(0.38)

Net asset value, end of period	$13.71		$12.14

TOTAL RETURN(2)	12.93	%(3)	23.90	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$23.6		$0.4

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.39	%(4)	1.57	%(4)
After expense reimbursement/recoupment	1.40	%(4)	1.40	%(4)

Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.32	%(4)	0.54	%(4)
After expense reimbursement/recoupment	0.31	%(4)	0.71	%(4)

Portfolio turnover rate	73	%(3)	110	%(3)

(1)	Inception date of the Investor Class was July 31, 2012.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2013		Year Ended	Inception through
	(Unaudited)		April 30, 2013	April 30, 2012(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$12.15		$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02		0.08	0.26
Net realized and unrealized gain on investments	1.57		2.20	0.07	(2)
Total from investment operations	1.59		2.28	0.33

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.21)	(0.07)
Dividends from net capital gains	—		(0.18)	—
Total distributions	—		(0.39)	(0.07)

Net asset value, end of period	$13.74		$12.15	$10.26

TOTAL RETURN	13.09	%(3)	22.79%	3.33	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$182.4		$76.0	$39.4

Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.14	%(4)	1.40%	1.84	%(4)
After expense reimbursement/recoupment	1.15	%(4)	1.15%	1.15	%(4)

Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.56	%(4)	0.71%	2.49	%(4)
After expense reimbursement/recoupment	0.55	%(4)	0.96%	3.18	%(4)

Portfolio turnover rate	73	%(3)	110%	77	%(3)

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended October 31, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2013

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2013

Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$181,499,701	$—	$—	$181,499,701
Short-Term Investment	18,020,882	—	—	18,020,882
Total Investments in Securities	$199,520,583	$—	$—	$199,520,583

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement is in effect through at least August 28, 2014.  Prior to August 28, 2014, this Operating Expense Limitation Agreement cannot be terminated.  For the period ended October 31, 2013, the Adviser recouped expenses of $6,266.  At October 31, 2013, the balance of previously waived advisory fees eligible for recoupment was $277,737, of which $150,380 expires April 30, 2015 and $127,357 expires April 30, 2016.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended October 31, 2013 are disclosed in the Statement of Operations.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2013

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2013, the Investor Class incurred expenses of $20,783 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2013, the Investor and Institutional Class incurred $4,156 and $30,965 respectively to shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2013	April 30, 2013
Investor Class(1):
Shares sold	1,752,216	36,724
Shares issued to holders in reinvestment of dividends	—	35
Shares redeemed	(64,786)	—
Net increase in Investor Class shares	1,687,430	36,759

Institutional Class:
Shares sold	7,787,570	2,696,994
Shares issued to holders in reinvestment of dividends	—	162,056
Shares redeemed	(763,560)	(447,615)
Net increase in Institutional Class shares	7,024,010	2,411,435
Net increase in shares outstanding	8,711,440	2,448,194

(1)	Inception date of the Investor Class was July 31, 2012.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2013

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	184,558,421	91,811,496

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2013, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$12,497,855	$(1,175,212)	$11,322,643	$188,197,940

At April 30, 2013, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
Undistributed	Long-Term	Accumulated	Appreciation	Accumulated
Ordinary Income	Capital Gains	Losses	(Depreciation)	Earnings
$3,291,909	$860,319	$—	$7,286,221	$11,438,449

As of April 30, 2013, the Fund did not have any capital loss carryovers.

There were no distributions paid during the six months ended October 31, 2013.

The tax character of distributions paid during the year ended April 30, 2013 were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$1,758,558	$—	$1,758,558

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2013, Charles Schwab & Co., Inc., for the benefit of its customers, owned 86.53% and 35.36% of the outstanding shares of the Investor Class and Institutional Class, respectively.

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date     January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date     January 6, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     January 6, 2014

* Print the name and title of each signing officer under his or her signature.